                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A PREVIOUSLY
FILED FORM 13F FILED PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 18, 2001.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        6/20/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     134

Form 13F Information Table Value Total:     $225,434
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                           June, 2000

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------
Alcoa                 COM            01381710      434594   14986 SH          SOLE           NONE     SOLE
AppleComputer         COM            03783310     1134443   21660 SH          SOLE           NONE     SOLE
Albertson'sInc.       COM            01310410      357205   10743 SH          SOLE           NONE     SOLE
AbbottLaboratories    COM            00282410     1179035   26458 SH          SOLE           NONE     SOLE
ADCTelecommunications COM            00088610     1620130   19316 SH          SOLE           NONE     SOLE
AssociatesFirst
  Capital             COM            04600810      281138   12600 SH          SOLE           NONE     SOLE
AmericanHomeProducts  COM            02660910     1397075   23780 SH          SOLE           NONE     SOLE
AmericanInt'lGroup    COM            02687410     3020925   25710 SH          SOLE           NONE     SOLE
AllstateCorporation   COM            02000210      282575   12700 SH          SOLE           NONE     SOLE
AlteraCorp.           COM            02144110     1423863   13968 SH          SOLE           NONE     SOLE
AppliedMaterials      COM            03822210     2534419   27966 SH          SOLE           NONE     SOLE
Amgen                 COM            03116210     2510876   35742 SH          SOLE           NONE     SOLE
AmericaOnlineInc.     COM            02364J10     2061048   39072 SH          SOLE           NONE     SOLE
AmericanPower
  Conversion          COM            02906610      533991   13084 SH          SOLE           NONE     SOLE
AtHomeCorporation     COM            04591910      233168   11237 SH          SOLE           NONE     SOLE
AmericanExpress
  Company             COM            02581610     1266012   24288 SH          SOLE           NONE     SOLE
BoeingCompanyThe      COM            09702310      514294   12300 SH          SOLE           NONE     SOLE
BankofAmericaCorp.    COM            06050510     1302900   30300 SH          SOLE           NONE     SOLE
BellAtlanticCorp.     COM            07785310     1331745   26209 SH          SOLE           NONE     SOLE
BankofNewYorkCo.      COM            06405710      474300   10200 SH          SOLE           NONE     SOLE
BellSouth
  Corporation         COM            07986010     1338425   31400 SH          SOLE           NONE     SOLE
BMCSoftware           COM            05592110      494407   13557 SH          SOLE           NONE     SOLE
Bristol-Myers
  SquibbCo.           COM            11012210     2073700   35600 SH          SOLE           NONE     SOLE
BroadVision           COM            11141210      559547   11012 SH          SOLE           NONE     SOLE
Citicorp              COM            17303410     3548725   58900 SH          SOLE           NONE     SOLE
CarnivalCorporation   COM            14365810      210171   10778 SH          SOLE           NONE     SOLE
ChevronCorporation    COM            16675110     1016563   11986 SH          SOLE           NONE     SOLE
Colgate-Palmolive
  Company             COM            19416210      665930   11122 SH          SOLE           NONE     SOLE
ChaseManhattanCorp.   COM            16161A10      944005   20494 SH          SOLE           NONE     SOLE
ComcastCorporation    COM            20030020     1285268   31735 SH          SOLE           NONE     SOLE
CMGIInc.              COM            12575010      553186   12075 SH          SOLE           NONE     SOLE
ConexantSystemsInc.   COM            20714210      772554   15888 SH          SOLE           NONE     SOLE
ConocoInc.            COM            20825140      268345   10925 SH          SOLE           NONE     SOLE


                                4




3ComCorporation       COM            88553510      614628   10666 SH          SOLE           NONE     SOLE
CostcoWholesaleCorp.  COM            22160K10      512391   15527 SH          SOLE           NONE     SOLE
CompaqComputerCorp.   COM            20449310      741313   29000 SH          SOLE           NONE     SOLE
CiscoSystems          COM            17275R10    13820268  217428 SH          SOLE           NONE     SOLE
CitrixSystems         COM            17737610      220603   11649 SH          SOLE           NONE     SOLE
E.I.DuPontdeNemours   COM            26353410      763350   17448 SH          SOLE           NONE     SOLE
DellComputer
  Corporation         COM            24702510     3825417   77575 SH          SOLE           NONE     SOLE
WaltDisneyCompany     COM            25468710     1319625   34000 SH          SOLE           NONE     SOLE
DowChemicalCompany    COM            26054310      353194   11700 SH          SOLE           NONE     SOLE
EMCCorporation        COM            26864810     2833147   36824 SH          SOLE           NONE     SOLE
EnronCorp.            COM            29356110      806250   12500 SH          SOLE           NONE     SOLE
LMEricsson
  TelephoneCo.        COM            29482140      912660   45633 SH          SOLE           NONE     SOLE
FordMotorCompany      COM            34537010      890100   20700 SH          SOLE           NONE     SOLE
FleetBostonFinancial  COM            33903010      591668   17402 SH          SOLE           NONE     SOLE
FannieMae             COM            31358610      934417   17905 SH          SOLE           NONE     SOLE
SprintFONGroup        COM            85206110      770100   15100 SH          SOLE           NONE     SOLE
FreddieMac            COM            31340030      441531   10902 SH          SOLE           NONE     SOLE
FirstarCorporation    COM            33761C10      357515   16974 SH          SOLE           NONE     SOLE
FirstUnionCorporation COM            33735810      505455   20371 SH          SOLE           NONE     SOLE
GilletteCompany       COM            37576610      597431   17100 SH          SOLE           NONE     SOLE
GlobalCrossingLtd.    COM            G3921A10     1421796   54035 SH          SOLE           NONE     SOLE
GeneralElectric
  Company             COM            36960410     8903099  167983 SH          SOLE           NONE     SOLE
Gap                   COM            36476010      383938   12286 SH          SOLE           NONE     SOLE
GTECorporation        COM            36232010     1018597   16363 SH          SOLE           NONE     SOLE
HomeDepot             COM            43707610     1797700   35999 SH          SOLE           NONE     SOLE
Household
  International       COM            44181510      439939   10585 SH          SOLE           NONE     SOLE
AlliedSignal          COM            01951210      539371   16011 SH          SOLE           NONE     SOLE
Hewlett-Packard
  Company             COM            42823610     1999124   16009 SH          SOLE           NONE     SOLE
IBM                   COM            45920010     3177970   29006 SH          SOLE           NONE     SOLE
ImmunexCorporation    COM            45252810     1353797   27384 SH          SOLE           NONE     SOLE
IntelCorporation      COM            45814010    13418616  100373 SH          SOLE           NONE     SOLE
JDSUniphase
  Corporation         COM            46612J10     3326172   27747 SH          SOLE           NONE     SOLE
Johnson&Johnson       COM            47816010     2302375   22600 SH          SOLE           NONE     SOLE
KLA-TencorCorporation COM            48248010      672883   11490 SH          SOLE           NONE     SOLE
Kimberly-ClarkCorp.   COM            49436810      613913   10700 SH          SOLE           NONE     SOLE
Coca-ColaCompany      COM            19121610     2334260   40640 SH          SOLE           NONE     SOLE
KrogerCompany         COM            50104410      320303   14518 SH          SOLE           NONE     SOLE
MBNACorporation       COM            55262L10      382463   14100 SH          SOLE           NONE     SOLE
LinearTechnologyCorp. COM            53567810     1562313   24435 SH          SOLE           NONE     SOLE
EliLilly&Co.          COM            53245710     1867663   18700 SH          SOLE           NONE     SOLE
LucentTechnologies
  Inc.                COM            54946310     3304313   55769 SH          SOLE           NONE     SOLE
Level3Communications  COM            UnKnown       981464   11153 SH          SOLE           NONE     SOLE
McDonald'sCorporation COM            58013510      767444   23300 SH          SOLE           NONE     SOLE
McLeodUSA             COM            58226610      372272   17995 SH          SOLE           NONE     SOLE


                                5




Medtronic             COM            58505510     1021057   20498 SH          SOLE           NONE     SOLE
MedImmune             COM            58469910      810004   10946 SH          SOLE           NONE     SOLE
MetromediaFiber
  Network             COM            59168910      757079   19076 SH          SOLE           NONE     SOLE
PhilipMorrisCompanies COM            71815410     1033281   38900 SH          SOLE           NONE     SOLE
Motorola              COM            62007610     1068774   36775 SH          SOLE           NONE     SOLE
Merck&Co.             COM            58933110     3051131   39819 SH          SOLE           NONE     SOLE
MicrosoftCorp.        COM            59491810    12742560  159282 SH          SOLE           NONE     SOLE
MorganStanley
  DeanWitt.           COM            61744644     1598400   19200 SH          SOLE           NONE     SOLE
MaximIntegrated
  Products            COM            57772K10     1274508   18760 SH          SOLE           NONE     SOLE
Novell                COM            67000610      200411   21666 SH          SOLE           NONE     SOLE
NortelNetworksCorp.   COM            65656810     3311763   48524 SH          SOLE           NONE     SOLE
NetworkAppliance      COM            64120L10     1540448   19136 SH          SOLE           NONE     SOLE
Nextlink
  Communications      COM            UnKnown       481313   12687 SH          SOLE           NONE     SOLE
NextelCommunications  COM            65332V10     2939448   48040 SH          SOLE           NONE     SOLE
BancOneCorporation    COM            06423A10      557813   21000 SH          SOLE           NONE     SOLE
OracleCorporation     COM            68389X10     7809575   92902 SH          SOLE           NONE     SOLE
Paychex               COM            70432610      709170   16885 SH          SOLE           NONE     SOLE
SprintPCSGroup        COM            85206150      922250   15500 SH          SOLE           NONE     SOLE
PepsiCo               COM            71344810     1093163   24600 SH          SOLE           NONE     SOLE
PfizerInc.            COM            71708110     5141952  107124 SH          SOLE           NONE     SOLE
Procter&GambleCo.     COM            74271810     1276675   22300 SH          SOLE           NONE     SOLE
PharmaciaCorporation  COM            71713U10     1239880   23988 SH          SOLE           NONE     SOLE
ParametricTechnology  COM            69917310      206877   18807 SH          SOLE           NONE     SOLE
PeopleSoft            COM            71271310      327814   19571 SH          SOLE           NONE     SOLE
QUALCOMM              COM            74752510     2967720   49462 SH          SOLE           NONE     SOLE
RoyalDutch
  PetroleumCo.        COM            78025780     2093125   34000 SH          SOLE           NONE     SOLE
SBCCommunicationsInc. COM            78387G10     2498769   57775 SH          SOLE           NONE     SOLE
StarbucksCorporation  COM            85524410      434192   11370 SH          SOLE           NONE     SOLE
CharlesSchwabCorp.    COM            80851310      781781   23250 SH          SOLE           NONE     SOLE
SiebelSystems         COM            82617010     1847602   11296 SH          SOLE           NONE     SOLE
Schering-PloughCorp.  COM            80660510     1292800   25600 SH          SOLE           NONE     SOLE
SaraLeeCorp.          COM            80311110      285825   14800 SH          SOLE           NONE     SOLE
SolectronCorporation  COM            83418210      435500   10400 SH          SOLE           NONE     SOLE
SouthernCompany       COM            84258710      277419   11900 SH          SOLE           NONE     SOLE
Staples               COM            85503010      315956   20550 SH          SOLE           NONE     SOLE
PanAmSatCorporation   COM            69793310      457670   10476 SH          SOLE           NONE     SOLE
SunMicrosystems       COM            86681010     4693557   51613 SH          SOLE           NONE     SOLE
AT&TCorporation       COM            00195710     2014576   63702 SH          SOLE           NONE     SOLE
Tellabs               COM            87966410      795997   11631 SH          SOLE           NONE     SOLE
TimeWarner            COM            88731510     1689556   22231 SH          SOLE           NONE     SOLE
Texaco                COM            88169410      569775   10700 SH          SOLE           NONE     SOLE
TexasInstruments      COM            88250810     1909513   27800 SH          SOLE           NONE     SOLE
TycoInt'l.Ltd.(NEW)   COM            90212410     1371033   28940 SH          SOLE           NONE     SOLE
UnileverN.V.          COM            90478450      539306   12542 SH          SOLE           NONE     SOLE
USANetworksInc.       COM            UnKnown       281125   13000 SH          SOLE           NONE     SOLE
U.S.Bancorp(NEW)      COM            90297310      251251   13052 SH          SOLE           NONE     SOLE


                                6




Viacom                COM            92552430     1779353   26095 SH          SOLE           NONE     SOLE
VeritasSoftwareCorp.  COM            92343610     2734226   24190 SH          SOLE           NONE     SOLE
WalgreenCompany       COM            93142210      550406   17100 SH          SOLE           NONE     SOLE
WorldCom              COM            98157D10     4040166   88069 SH          SOLE           NONE     SOLE
WellsFargo&Co.        COM            94974610      954878   24642 SH          SOLE           NONE     SOLE
WasteManagement
  Inc.NEW             COM            94106L10      206017   10843 SH          SOLE           NONE     SOLE
Wal-MartStores        COM            93114210     4369243   75822 SH          SOLE           NONE     SOLE
Xilinx                COM            98391910     1952025   23643 SH          SOLE           NONE     SOLE
ExxonMobilCorporation COM            30231G10     4617684   58824 SH          SOLE           NONE     SOLE
XeroxCorporation      COM            98412110      236550   11400 SH          SOLE           NONE     SOLE
Yahoo!Inc.            COM            98433210     2377285   19191 SH          SOLE           NONE     SOLE
                                     Total:      $225,434







































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02618001.AA3